FEDERATED TOTAL RETURN SERIES, INC.

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                November 30, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

        RE:  Federated Total Return Series, Inc. (the "Trust")
               Federated Limited Duration Fund
               Federated Mortgage Fund
               Federated Total Return Bond Fund
               Federated Ultrashort Bond Fund

             1933 Act File No. 33-50773
             1940 ACT FILE NO. 811-7115

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated November 30, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 19 on November 29, 1999.

        If you have any questions regarding this certification, please call me at (412) 288-8160.

                                                   Very truly yours,

                                                   /s/ C. Grant Anderson
                                                   C. Grant Anderson
                                                   Assistant Secretary